Equity settled share-based transactions	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Equity settled share-based transactions
29	Equity-settled share-based transactions
See accounting policy in note 36(D)(ii).
Apart from the equity-settled share-based payment disclosed in note 30, at December 31, 2020, Prenetics HK has two share option schemes which were approved in 2014 and 2016 (collectively as the “Option Schemes”) and one restricted share scheme which was approved in 2017 (the “Restricted Share Scheme”), respectively whereby the directors of Prenetics HK are authorized, at their discretion, to invite employees of Prenetics HK, including directors, and third party personnel, to take up options to subscribe for ordinary shares of Prenetics HK.
The Option Schemes and the Restricted Share Scheme of Prenetics HK were subsequently terminated on June 16, 2021, and were rolled up to a new ESOP scheme of PHCL (the “PHCL 2021 Plan”).
Following the consummation of the Reverse Recapitalization, no further awards would be granted under the PHCL 2021 Plan and all restricted shares units (“RSU”) with respect to PHCL ordinary shares that were outstanding under the PHCL 2021 Plan have been replaced by Prenetics 2022 Share Incentive Plan (the “Prenetics 2022 Plan”). There was no incremental fair value in addition to the original grant-date fair value of those cancels under PHCL 2021 Plan as a result of the replacement with Prenetics 2022 Plan.

(a)	Prenetics 2022 Plan
Under the Prenetics 2022 Plan, the Company granted 144,522 RSUs, 2,446,557 RSUs and 946,330 RSUs to certain employees, directors and third parties on May 18, 2022, June 30, 2022 and December 31, 2022, respectively.
The RSUs granted were measured at the closing price per ordinary share less subscription price per ordinary share on grant date.
The RSUs outstanding at December 31, 2022 had an exercise price of $0.01 per ordinary share, and a range of vesting period up to 3 years.
The number and weighted average exercise prices of the RSUs are as follows:

	2022
	Weighted average exercise price $	Number of RSUs
At January 1	—	—
Granted	0.01	3,537,409
Cancelled	0.01	(75,031)
Exercised	0.01	(1,102,111)

Outstanding at December 31	0.01	2,360,267

Exercisable at December 31	0.01	16,775

The aggregate fair value of the RSU granted to the selected employees on the dates of grants on May 18, 2022, June 30, 2022 and December 31, 2022 were $1,104,148 ($7.64 per share), $9,884,090 ($4.04 per share) and $1,892,660 ($2.00 per share), respectively. The Company recognized employee share-based compensation benefits according to the restriction conditions.
During the year ended December 31, 2022, equity-settled share-based payment expenses in respect of the Prenetics 2022 Plan of $7,732,961 was recognized in profit or loss, respectively. The remaining balance is recognized in profit or loss over the remaining vesting period.

(b)	PHCL 2021 Plan
Details of the restricted share units outstanding as at December 31, 2022 and 2021 are as follows:

	Number of instruments
	2022	2021
Restricted share units granted to directors	1,636,011	11,900,009
Restricted share units granted to employees	43,045	2,033,151
Restricted share units granted to third parties	11,710	815,057

	1,690,766	14,748,217

Under the PHCL 2021 Plan, PHCL granted 3,933,063 RSU to certain employees, directors and third parties on June 16, 2021 and 63,934 restricted share units in December 2021 to certain directors, employees and third parties, respectively.
The fair value of services received in return for the RSU granted is measured by reference to the fair value of share options granted. The estimate of the fair value of the share options granted is measured based on Black-Scholes Model. The contractual life of the share option is used as an input into this model.

2021
Fair value of RSU and key assumptions
Fair value at measurement date	$13.89 - $18.91
Share price	$13.89 - $18.91
Exercise price	$0.01
Expected volatility	41.03% - 44.26%
Expected option life	1 year
Expected dividends	0%
Risk-free interest rate	1% - 1.13%
Likelihood of achieving a redemption event	5%
Likelihood of achieving a liquidity event	5%

The number and weighted average exercise prices of the RSUs are as follows:

	2022		2021
	Weighted average exercise price	Number of RSUs	Weighted average exercise price	Number of RSUs
	$		$
At January 1	0.01	14,748,217	0.01	—
Rolled up from options	—	—	0.01	10,751,220
Granted	—	—	0.01	3,996,997
Exercised	0.01	(12,821,445)	—	—
Forfeited	0.01	(168,894)	—	—
Cancelled	0.01	(67,112)	—	—

Outstanding at December 31	0.01	1,690,766	0.01	14,748,217

Exercisable at December 31	0.01	14,571	0.01	—

The restricted share units outstanding at December 31, 2021 had a weighted average exercise price of $0.01 per ordinary share, and a weighted average remaining contractual life of 4.7 years.
The aggregate fair value of the restricted shares united granted to the selected employees on the dates of grants on June 30, 2021 and December 31, 2021 was $54,645,652 ($13.89 per share) and $1,209,111 ($18.91 per share) respectively. The Company recognized employee share-based compensation benefits according to the restriction conditions.
During the year ended December 31, 2022, equity-settled share-based payment expenses in respect of the PHCL 2021 Plan of $23,847,422 (2021: $21,946,632) was recognized in profit or loss, respectively. The remaining balance is recognized in profit or loss over the remaining vesting period.

(c)	Option Schemes
For options granted under the Option Schemes, the exercise price was $0.01 per ordinary share with 33.33% vesting on the first anniversary, followed by 2.77% monthly over a twenty three
-
month period and 2.96% on the third anniversary.
Options granted under the Option Schemes
wer
e
exercisable within 7 years from the date of grant or longer if extended by the Board upon vesting and the occurrence of a liquidity event as defined in the option agreements.
The number and weighted average exercise prices of share options were
as follows:

	2021
	Weighted average exercise price $	Number of options
At January 1	0.01	10,757,396
Forfeited	0.01	(6,176)
Rolled up to the PHCL 2021 Plan	0.01	(10,751,220)

At December 31		—

Option Schemes were granted under a service condition. This condition has not been taken into account in the grant date fair value measurement of the services received. There were no market conditions associated with the Option Schemes.
During the year ended December 31, 2021, equity-settled share-based payment expenses in respect of the Option Schemes of $532,752 was recognized in profit or loss.

(d)	Restricted Share Scheme
Under the Restricted Share Scheme, Prenetics HK granted 5,313,900 restricted shares to certain employees on August 1, 2017. Purposes and objectives of the Restricted Share Scheme are to recognize and motivate the contribution of employees and to incentivize them to further the operation and enhancing the value of Prenetics HK and its shares for the benefit of Prenetics HK and its shareholders as a whole.
The restricted shares granted were ordinary shares with a subscription price of $0.01 per share. These restricted shares are subject to the following restrictions:

•
Vesting conditions: 33.33% of the shares vest on the first anniversary from the date of grant, followed by 2.77% monthly over the next twenty three-month period and 2.96% monthly from the third anniversary;

•
In addition to the stated vesting conditions above, the restricted shares are subject to certain claw-back provisions and transfer restrictions with reference to the length of the period till the earliest of (i) September 1, 2021; (ii) the first anniversary after the completion of an initial public offering and (iii) the occurrence of a liquidation event. A liquidation event has been defined in the share agreement as a trade sale of more than 50% of Prenetics HK’s shares, a merger/consolidation or similar business combination of Prenetics HK which results in change in control, or a sale of a majority part or substantially all of Prenetics HK’s assets. These claw-back provisions and transfer restrictions result in implicit vesting conditions in addition to those mentioned above.

The movement of restricted shares granted based on the restrictions and vesting conditions above during the years ended December 31, 2021 is as follow:

2021
$
Unvested restricted shares subject to claw-back, at January 1	451,682
Vested and not subject to claw-back	(451,682)

Unvested restricted shares subject to claw-back, at December 31	—

The aggregate fair value of the restricted shares granted to the selected employees on the dates of grants was $5,799,625 ($1.091 per share). The Company recognized employee share-based compensation benefits according to the restriction conditions.
During the year ended December 31, 2021, equity-settled share-based payment expenses in respect of the Restricted Shares Scheme of $15,534 was recognized in profit or loss.